AXA Equitable Life Insurance Company

SUPPLEMENT DATED SEPTEMBER 23, 2013 TO THE CURRENT PROSPECTUS FOR
ACCUMULATOR(R) SERIES 13.0

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This Supplement modifies certain information in the above-referenced current prospectus, supplements to the prospectus and statements of additional information, as previously supplemented (together the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

THE FOLLOWING INFORMATION IS ADDED TO THE DISCLOSURE FOR THE STATE OF CALIFORNIA IN "APPENDIX IX: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS" OF THE PROSPECTUS:

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 STATE      FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
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CALIFORNIA  See "We require that the          You are not required to use our
            following types of                forms when making a transaction
            communications be on specific     request. If a written request
            forms we provide for that         contains all the information
            purpose (and submitted in the     required to process the request,
            manner that the forms specify)"   we will honor it. Although you
            in "Who is AXA Equitable" and     are not required to use our
            "Effect of Excess withdrawals"    withdrawal request form, if you
            in "Contract features and         do not specify whether we should
            benefits"                         process a withdrawal that
                                              results in an Excess withdrawal,
                                              and the transaction results in
                                              an Excess withdrawal, we will
                                              not process that request.

            See "Asset transfer program       If you elect the GMIB, the ATP
            ("ATP")" in "Contract features    will commence on the valuation
            and benefits"                     day of your second monthiversary.

            " See "Your right to cancel       If you reside in the state of
            within a certain number of days"  California and you are age 60 or
            in "Contract features and         older at the time the contract
            benefits"                         is issued, you may return your
                                              Accumulator(R) Series contract
                                              within 30 days from the date
                                              that you receive it and receive
                                              a refund as described below.
                                              This is also referred to as the
                                              ''free look'' period.

                                              If you allocate your entire
                                              initial contribution to the
                                              EQ/Money Market variable
                                              investment option (and/or
                                              guaranteed interest option, if
                                              available), the amount of your
                                              refund will be equal to your
                                              contribution, unless you make a
                                              transfer, in which case the
                                              amount of your refund will be
                                              equal to your Total account
                                              value on the date we receive
                                              your request to cancel at our
                                              processing office. This amount
                                              could be less than your initial
                                              contribution. If you allocate
                                              any portion of your initial
                                              contribution to the variable
                                              investment options (other than
                                              the EQ/Money Market variable
                                              investment option), your refund
                                              will be equal to your Total
                                              account value on the date we
                                              receive your request to cancel
                                              at our processing office.

                                              "RETURN OF CONTRIBUTION" FREE
                                              LOOK TREATMENT AVAILABLE THROUGH
                                              CERTAIN SELLING BROKER-DEALERS

                                              Certain selling broker-dealers
                                              offer an allocation method
                                              designed to preserve your right
                                              to a return of your
                                              contributions during the free
                                              look period. At the time of
                                              application, you will instruct
                                              your financial professional as
                                              to how your initial contribution
                                              and any subsequent contributions
                                              should be treated for the
                                              purpose of maintaining your free
                                              look right under the contract.
                                              Please consult your financial
                                              professional to learn more about
                                              the availability of "return of
                                              contribution" free look
                                              treatment.
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                   IM-33-13 (9/13)                     Catalog No.151159 (9/13)
                   Accum 13.0 (NB)                                      #598029

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 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
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CALIFORNIA                                     If you choose "return of
(CONTINUED)                                    contribution" free look
                                               treatment of your contract, we
                                               will allocate your entire
                                               contribution and any subsequent
                                               contributions made during the
                                               40-day period following the
                                               contract date, to the EQ/Money
                                               Market investment option. In the
                                               event you choose to exercise
                                               your free look right under the
                                               contract, you will receive a
                                               refund equal to your
                                               contributions.

                                               If you choose the "return of
                                               contribution" free look
                                               treatment and your contract is
                                               still in effect on the 40th day
                                               (or next Business Day) following
                                               the contract date, we will
                                               automatically reallocate your
                                               account value to the investment
                                               options chosen on your
                                               application.

                                               Any transfers made prior to the
                                               expiration of the 30-day free
                                               look will terminate your right
                                               to "return of contribution"
                                               treatment in the event you
                                               choose to exercise your free
                                               look right under the contract.
                                               Any transfer made prior to the
                                               40th day following the contract
                                               date will cancel the automatic
                                               reallocation on the 40th day (or
                                               next business day) following the
                                               contract date described above.
                                               If you do not want AXA Equitable
                                               to perform this scheduled
                                               one-time re-allocation, you must
                                               call one of our customer service
                                               representatives at 1 (800)
                                               789-7771 before the 40th day
                                               following the contract date to
                                               cancel.

             See "Disability, terminal         The withdrawal charge waivers
             illness, or confinement to a      under items (i) and (iii) do not
             nursing home'' under "Withdrawal  apply.
             charge" in "Charges and expenses"

             See ''Transfers of ownership,     Guaranteed benefits do not
             collateral assignments, loans     terminate upon a change of owner
             and borrowing'' in ''More         or absolute assignment of the
             Information''                     contract. Guaranteed benefits
                                               will continue to be based on the
                                               original measuring life (i.e.,
                                               owner, older joint owner,
                                               annuitant, older joint
                                               annuitant).
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    Accumulator(R) Series is issued by and is a registered service mark of
             AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2013 AXA Equitable Life Insurance Company. All rights reserved.
                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                (212) 554-1234